Borrowings - Company's Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term And Short Term Debt [Line Items]
Short-term borrowings	$ 13,795	$ 19,856
Long-term borrowings	136,648	152,401
Total	150,443	172,257
Senior Unsecured Debt [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	2,213	2,319
Long-term borrowings	16,056	15,446
Total	18,269	17,765
Bank Deposits [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	6,133	4,226
Long-term borrowings	2,807	3,088
Total	8,940	7,314
Other [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	691	1,609
Total	691	1,609
Total Unsecured Borrowings [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	9,037	8,154
Long-term borrowings	18,863	18,534
Total	27,900	26,688
FFELP Loan Securitizations [Member]
Long Term And Short Term Debt [Line Items]
Long-term borrowings	90,756	105,525
Total	90,756	105,525
Private Education Loan Securitizations [Member]
Long Term And Short Term Debt [Line Items]
Long-term borrowings	18,835	19,656
Total	18,835	19,656
FFELP Loans - Other Facilities [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	4,715	11,651
Long-term borrowings	5,311	4,827
Total	10,026	16,478
Private Education Loans - Other Facilities [Member]
Long Term And Short Term Debt [Line Items]
Long-term borrowings	843	1,070
Total	843	1,070
Total Secured Borrowings [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	4,715	11,651
Long-term borrowings	115,745	131,078
Total	120,460	142,729
Total Before Hedge Accounting Adjustments [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	13,752	19,805
Long-term borrowings	134,608	149,612
Total	148,360	169,417
Hedge Accounting Adjustments [Member]
Long Term And Short Term Debt [Line Items]
Short-term borrowings	43	51
Long-term borrowings	2,040	2,789
Total	$ 2,083	$ 2,840